UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2010.

Check here if Amendment [x]; Amendment Number:    1
	This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5285 Meadows Rd, Ste 333
	   Lake Oswego, OR 97035
Form 13F File Number: 28-05627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Widolff
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Widolff      Lake Oswego, OR     02/08/2011
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:     123

Form 13F Information Table Value Total:    210,205
              		                 (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
December 31, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp                      COM              001084102     2532    49975 SH       Sole                    49975
AT & T, Inc. New               COM              00206r102     1323    45041 SH       Sole                    45041
Abbott Laboratories            COM              002824100     3407    71113 SH       Sole                    71113
Alkermes Inc                   COM              01642T108      824    67101 SH       Sole                    67101
Alliance One International     COM              018772103     3723   878014 SH       Sole                   878014
Altria Group Inc.              COM              02209s103     2998   121770 SH       Sole                   121770
American Express Co.           COM              025816109      371     8633 SH       Sole                     8633
Amgen Inc.                     COM              031162100      539     9809 SH       Sole                     9809
Andersons Inc.                 COM              034164103     1482    40777 SH       Sole                    40777
Apollo Group                   COM              037604105     4579   115963 SH       Sole                   115963
Apple Computer Inc.            COM              037833100      305      947 SH       Sole                      947
Automatic Data Processing      COM              053015103     2679    57876 SH       Sole                    57876
BP p.l.c.                      COM              055622104     2652    60046 SH       Sole                    60046
Bank of America Corp           COM              060505104     2070   155140 SH       Sole                   155140
Bank of New York Mellon Corp   COM              064058100     1639    54266 SH       Sole                    54266
Berkshire Hathaway Inc. Class  COM              084670207     1778    22200 SH       Sole                    22200
Bioscrip, Inc.                 COM              09069n108      685   130985 SH       Sole                   130985
Blount International Inc.      COM              095180105      321    20350 SH       Sole                    20350
Boeing Company                 COM              097023105      969    14847 SH       Sole                    14847
Boston Scientific Corp.        COM              101137107      152    20052 SH       Sole                    20052
Bridgepoint Education Inc.     COM              10807m105      684    36000 SH       Sole                    36000
British American Tobacco       COM              110448107     1585    20400 SH       Sole                    20400
CVS Caremark Corp              COM              126650100     3914   112572 SH       Sole                   112572
Career Education Corp          COM              141665109     1214    58577 SH       Sole                    58577
Chevron Corp.                  COM              166764100     3010    32987 SH       Sole                    32987
Cisco Sys Inc.                 COM              17275R102      219    10811 SH       Sole                    10811
Citigroup Inc.                 COM              172967101      955   201878 SH       Sole                   201878
Coca-Cola Company              COM              191216100     5303    80635 SH       Sole                    80635
Columbia Sportswear Co.        COM              198516106      537     8904 SH       Sole                     8904
Comcast Corp Class A           COM              20030n101     2291   104293 SH       Sole                   104293
ConocoPhillips                 COM              20825c104     2524    37060 SH       Sole                    37060
Costco Wholesale Corp          COM              22160k105     1965    27209 SH       Sole                    27209
Coventry Health Care Inc.      COM              222862104      911    34500 SH       Sole                    34500
DR Horton, Inc                 COM              23331a109      202    16900 SH       Sole                    16900
Dell Corp                      COM              24702r101     1120    82628 SH       Sole                    82628
Diageo PLC ADR                 COM              25243q205     2183    29364 SH       Sole                    29364
DirecTV Class A                COM              25459l106      491    12309 SH       Sole                    12309
Discover Financial Services    COM              254709108      276    14903 SH       Sole                    14903
Dow Chemical Company           COM              260543103     3542   103759 SH       Sole                   103759
Dr. Pepper Snapple Group       COM              26138e109     3582   101887 SH       Sole                   101887
E. I. Du Pont De Nemours       COM              263534109     2741    54950 SH       Sole                    54950
Express Scripts Inc.           COM              302182100      864    15980 SH       Sole                    15980
Exxon Mobil Corp               COM              30231G102     2791    38170 SH       Sole                    38170
Fedex Corp                     COM              31428X106      205     2200 SH       Sole                     2200
FirstService Corporation       COM              33761N109      350    11600 SH       Sole                    11600
Franklin Resources Inc.        COM              354613101     2380    21400 SH       Sole                    21400
Frontier Communications Corp   COM              35906a108      133    13623 SH       Sole                    13623
General Electric Co.           COM              369604103      931    50903 SH       Sole                    50903
Glaxo SmithKline PLC           COM              37733W105     2928    74660 SH       Sole                    74660
Granite Construction Inc.      COM              387328107      612    22300 SH       Sole                    22300
H & R Block Inc.               COM              093671105     3236   271700 SH       Sole                   271700
Health Mgmt Assoc.             COM              421933102     1782   186775 SH       Sole                   186775
Hewlett Packard                COM              428236103      820    19472 SH       Sole                    19472
Home Depot Inc.                COM              437076102     1805    51491 SH       Sole                    51491
ITT Educational Services       COM              45068b109     1573    24700 SH       Sole                    24700
Illinois Tool Works Inc.       COM              452308109      314     5875 SH       Sole                     5875
Ingersoll Rand Co              COM              g47791101      678    14400 SH       Sole                    14400
Intel Corp.                    COM              458140101      741    35216 SH       Sole                    35216
Interpublic Group              COM              460690100     1091   102714 SH       Sole                   102714
Johnson & Johnson              COM              478160104     3655    59101 SH       Sole                    59101
Kraft Foods Inc.               COM              50075n104     1920    60946 SH       Sole                    60946
Kroger Co.                     COM              501044101     4302   192400 SH       Sole                   192400
Lincoln Educational            COM              533535100      649    41824 SH       Sole                    41824
Lowes Companies                COM              548661107     1282    51099 SH       Sole                    51099
Manpower Inc.                  COM              56418h100     1302    20750 SH       Sole                    20750
Marsh & McLennan Co.           COM              571748102     4482   163939 SH       Sole                   163939
Mastercard Inc.                COM              57636q104     2006     8950 SH       Sole                     8950
McDonalds Corp                 COM              580135101     1551    20204 SH       Sole                    20204
Medco Health Solutions, Inc.   COM              58405u102      288     4700 SH       Sole                     4700
Medtronic Inc.                 COM              585055106     2881    77669 SH       Sole                    77669
Merck & Co.Inc. New            COM              58933y105     1859    51577 SH       Sole                    51577
Microsoft Corp.                COM              594918104     4447   159322 SH       Sole                   159322
Motorola Inc.                  COM              620076109      329    36275 SH       Sole                    36275
Nestle                         COM              641069406      253     4300 SH       Sole                     4300
News Corp Class A              COM              65248e104      196    13466 SH       Sole                    13466
Nike Inc Class B               COM              654106103      935    10941 SH       Sole                    10941
Oracle Corp                    COM              68389X105      473    15108 SH       Sole                    15108
Paychex Inc.                   COM              704326107     3433   111072 SH       Sole                   111072
Pepsico Inc.                   COM              713448108     2949    45145 SH       Sole                    45145
Petroleo Brasileiro SA         COM              71654v408      795    21000 SH       Sole                    21000
Pfizer Inc.                    COM              717081103     3221   183958 SH       Sole                   183958
Philip Morris International    COM              718172109     8872   151573 SH       Sole                   151573
Plum Creek Timber Company      COM              729251108      338     9035 SH       Sole                     9035
Precision Castparts Corp       COM              740189105     1847    13270 SH       Sole                    13270
Quest Diagnostics Inc.         COM              74834l100      603    11175 SH       Sole                    11175
Ralcorp Holdings. Inc.         COM              751028101      390     5996 SH       Sole                     5996
Raytheon Company               COM              755111507      510    11000 SH       Sole                    11000
Safeway Inc.                   COM              786514208      411    18266 SH       Sole                    18266
Sally Beauty Holdings Inc.     COM              79546e104      283    19450 SH       Sole                    19450
Strayer Education Inc.         COM              863236105      310     2037 SH       Sole                     2037
Textainer Group Holdings Limit COM              g8766e109     2350    82500 SH       Sole                    82500
The Travelers Companies Inc.   COM              89417e109     5014    90007 SH       Sole                    90007
Time Warner Cable Inc.         COM              88732j207      313     4736 SH       Sole                     4736
Time Warner Inc.               COM              887317303      647    20109 SH       Sole                    20109
Transocean Inc.                COM              H8817H100      958    13787 SH       Sole                    13787
Unilever NV New York Shs       COM              904784709     2237    71234 SH       Sole                    71234
United Parcel Service Inc.     COM              911312106     1438    19808 SH       Sole                    19808
Unitedhealth Group Inc.        COM              91324p102     3743   103650 SH       Sole                   103650
Universal Technical Institute  COM              913915104      708    32133 SH       Sole                    32133
Unum Group                     COM              91529y106     1229    50742 SH       Sole                    50742
Valero Energy Corp.            COM              91913y100     1826    79000 SH       Sole                    79000
Value Line Inc.                COM              920437100      702    48589 SH       Sole                    48589
Verizon Communications         COM              92343V104     2624    73331 SH       Sole                    73331
Visa, Inc.                     COM              92826c839      699     9930 SH       Sole                     9930
Waddell & Reed Financial       COM              930059100     1364    38658 SH       Sole                    38658
Wal Mart Stores                COM              931142103     5703   105750 SH       Sole                   105750
Walt Disney Holding Co.        COM              254687106      202     5381 SH       Sole                     5381
Washington Federal             COM              938824109      612    36172 SH       Sole                    36172
Weight Watchers Intl. Inc.     COM              948626106     5039   134402 SH       Sole                   134402
Wellpoint Inc.                 COM              94973v107     4288    75421 SH       Sole                    75421
West Coast Bancorp OR New      COM              952145100       68    24217 SH       Sole                    24217
Western Union Company          COM              959802109     1772    95422 SH       Sole                    95422
Willbros Group, Inc            COM              969203108      320    32625 SH       Sole                    32625
Yum! Brands, Inc.              COM              988498101      818    16672 SH       Sole                    16672
Zimmer Holdings                COM              98956p102     3394    63225 SH       Sole                    63225
Gruma SA ADR                   FOR              400131306      590    79787 SH       Sole                    79787
LyondellBasell Industries N.V. FOR              n53745100      413    12000 SH       Sole                    12000
Nokia Corp Sponsored ADR       FOR              654902204      182    17675 SH       Sole                    17675
PetroChina Company Limited ADR FOR              71646e100      769     5850 SH       Sole                     5850
SK Telecom ADR                 FOR              78440p108     1748    93825 SH       Sole                    93825
Telefonos De Mexico SA Sp ADR  FOR              879403780      975    60394 SH       Sole                    60394
Telenorte Leste Participaoes A FOR              879246106     2697   183465 SH       Sole                   183465
Vale S.A.                      FOR              91912e105      484    14000 SH       Sole                    14000